SEGMENT REPORTING - Entity-wide information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Entity-Wide Information:
Total revenue	¥ 11,254,626	¥ 12,144,243	¥ 11,220,775
Japan
Entity-Wide Information:
Total revenue	4,804,635	3,888,155	4,042,023
Long-lived assets	275,756
US
Entity-Wide Information:
Total revenue	5,327,612	7,712,138	6,800,965
Long-lived assets	375,414
Korea
Entity-Wide Information:
Total revenue	643,352	492,836	291,455
Long-lived assets	50,479
Other
Entity-Wide Information:
Total revenue	479,027	51,114	86,332
Long-lived assets	30,637
eDiscovery
Entity-Wide Information:
Total revenue	9,217,782	10,874,711	10,461,383
Review
Entity-Wide Information:
Total revenue	2,654,549	3,149,787	2,696,074
Hosting
Entity-Wide Information:
Total revenue	4,838,178	4,813,290	4,987,123
Other
Entity-Wide Information:
Total revenue	1,725,055	2,911,634	2,778,186
Forensic
Entity-Wide Information:
Total revenue	609,601	358,843	448,693
Business intelligence
Entity-Wide Information:
Total revenue	1,169,896	620,102	287,862
Healthcare
Entity-Wide Information:
Total revenue	179,688	132,967	149
Foreign
Entity-Wide Information:
Total revenue	77,659	157,620	22,688
Operating segments
Entity-Wide Information:
Total revenue	¥ 11,262,069	12,217,769	11,207,730
TMI Associates
Entity-Wide Information:
Total revenue		¥ 1,094,979	¥ 1,253,860
TMI Associates | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		9.00%	11.20%